Borrowed Funds (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Summary of Borrowed Funds
The following table summarizes the Company’s borrowed funds at the dates indicated:

(in thousands)	March 31, 2021	December 31, 2020
Wholesale Borrowings:
FHLB advances	$14,302,661	$14,627,661
Repurchase agreements	800,000	800,000

Total wholesale borrowings	$15,102,661	$15,427,661
Junior subordinated debentures	360,362	360,259
Subordinated notes	295,764	295,624

Total borrowed funds	$15,758,787	$16,083,544

The following table summarizes the Company’s borrowed funds at December 31, 2020 and 2019:

	December 31,
(in thousands)	2020	2019
Wholesale borrowings:
FHLB advances	$14,627,661	$13,102,661
Repurchase agreements	800,000	800,000

Total wholesale borrowings	$15,427,661	$13,902,661
Junior subordinated debentures	360,259	359,866
Subordinated notes	295,624	295,066

Total borrowed funds	$16,083,544	$14,557,593

Summary of Repurchase Agreements Accounted for Secured Borrowings
The following table summarizes the Company’s repurchase agreements accounted for as secured borrowings at March 31, 2021:

	Remaining Contractual Maturity of the Agreements
(in thousands)	Overnight and Continuous	Up to 30 Days	30–90 Days	Greater than 90 Days
GSE obligations	$—	$—	$—	$800,000

Analysis of Contractual Maturities of Outstanding Federal Home Loan Bank Advances
The contractual maturities and the next call dates of FHLB advances outstanding at December 31, 2020 were as follows:

	Contractual Maturity		Earlier of Contractual Maturity or Next Call Date
(dollars in thousands) Year	Amount	Weighted Average Interest Rate (1)	Amount	Weighted Average Interest Rate (1)
2021	$3,272,661	0.87%	$8,952,661	1.73%
2022	550,000	1.31	2,150,000	1.43
2023	2,525,000	0.85	2,725,000	0.91
2024	800,000	0.53	800,000	0.53
2028	4,350,000	2.40	—	—
2029	3,130,000	1.55	—	—

Total FHLB advances	$14,627,661	1.47	$14,627,661	1.47

(1)	Does not included the effect interest rate swap agreements.

Analysis of Contractual Maturities of Outstanding Repurchase Agreements Accounted for as Secured Borrowings
The following table presents an analysis of the contractual maturities and next call dates of the Company’s outstanding repurchase agreements accounted for as secured borrowings at December 31, 2020:

	Contractual Maturity		Earlier of Contractual Maturity or Next Call Date
(dollars in thousands) Year	Amount	Weighted Average Interest Rate	Amount	Weighted Average Interest Rate
2021	$—	—%	$400,000	2.31%
2022	—	—	400,000	2.16
2028	300,000	2.37	—	—
2029	500,000	2.16	—	—

	$800,000	2.24	$800,000	2.24

Details of Repurchase Agreements
The following table provides the contractual maturity and weighted average interest rate of repurchase agreements, and the amortized cost and fair value of the securities collateralizing the repurchase agreements, at December 31, 2020:

			Mortgage-Related and Other Securities		GSE Debentures and U.S. Treasury Obligations
(dollars in thousands) Period of Maturity	Amount	Weighted Average Interest Rate	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Greater than 90 days	$800,000	2.24%	$286,198	$304,261	$571,182	$573,344

Junior Subordinated Debentures Outstanding
The following junior subordinated debentures were outstanding at March 31, 2021:

Issuer	Interest Rate of Capital Securities and Debentures	Junior Subordinated Debentures Amount Outstanding	Capital Securities Amount Outstanding	Date of Original Issue	Stated Maturity	First Optional Redemption Date
	(dollars in thousands)
New York Community Capital Trust V (BONUSESSM Units)	6.00%	$146,436	$140,085	Nov. 4, 2002	Nov. 1, 2051	Nov. 4, 2007	(1)
New York Community Capital Trust X	1.78	123,712	120,000	Dec. 14, 2006	Dec. 15, 2036	Dec. 15, 2011	(2)
PennFed Capital Trust III	3.43	30,928	30,000	June 2, 2003	June 15, 2033	June 15, 2008	(2)
New York Community Capital Trust XI	1.85	59,286	57,500	April 16, 2007	June 30, 2037	June 30, 2012	(2)

Total junior subordinated debentures		$360,362	$347,585

(1)	Callable subject to certain conditions as described in the prospectus filed with the SEC on November 4, 2002.
(2)	Callable from this date forward.

The following junior subordinated debentures were outstanding at December 31, 2020:

Issuer	Interest Rate of Capital Securities and Debentures	Junior Subordinated Debentures Amount Outstanding	Capital Securities Amount Outstanding	Date of Original Issue	Stated Maturity	First Optional Redemption Date
	(dollars in thousands)
New York Community Capital Trust V (BONUSESSM Units)	6.00%	$146,333	$139,982	Nov. 4, 2002	Nov. 1, 2051	Nov. 4, 2007 (1)
New York Community Capital Trust X	1.82	123,712	120,000	Dec. 14, 2006	Dec. 15, 2036	Dec. 15, 2011 (2)
PennFed Capital Trust III	3.47	30,928	30,000	June 2, 2003	June 15, 2033	June 15, 2008 (2)
New York Community Capital Trust XI	1.89	59,286	57,500	April 16, 2007	June 30, 2037	June 30, 2012 (2)

Total junior subordinated debentures		$360,259	$347,482

(1)	Callable subject to certain conditions as described in the prospectus filed with the SEC on November 4, 2002.
(2)	Callable from this date forward.

Subordinated Debt
Junior Subordinated Debentures Outstanding
At March 31, 2021 and December 31, 2020, the Company had $295.8 million and $295.6 million, respectively, of fixed-to-floating
rate subordinated notes outstanding:

Date of Original Issue	Stated Maturity	Interest Rate (1)	Original Issue Amount
(dollars in thousands)
Nov. 6, 2018	Nov. 6, 2028	5.90%	$300,000

(1)
From and including the date of original issuance to, but excluding November 6, 2023, the Notes will bear interest at an initial rate of 5.90% per annum payable semi-annually. Unless redeemed, from and including November 6, 2023 to but excluding the maturity date, the interest rate will reset quarterly to an annual interest rate equal to the then-current three-month LIBOR rate plus 278 basis points payable quarterly.

At December 31, 2020 and 2019, the Company had $295.6 million and $295.1 million, respectively, of fixed-to-floating
rate subordinated notes outstanding:

Date of Original Issue	Stated Maturity	Interest Rate (1)	Original Issue Amount
	(dollars in thousands)
Nov. 6, 2018	Nov. 6, 2028	5.90%	$300,000

(1)
From and including the date of original issuance to, but excluding November 6, 2023, the Notes will bear interest at an initial rate of 5.90% per annum payable semi-annually. Unless redeemed, from and including November 6, 2023 to but excluding the maturity date, the interest rate will reset quarterly to an annual interest rate equal to the then-current three-month LIBOR rate plus 278 basis point payable quarterly.